Acquisitions (Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Jan. 31, 2013 PlanSwift, LLC [Member]
Business Acquisition [Line Items]
Identifiable intangible assets			$ 4,570
Goodwill	23,937	17,949	5,988
Deferred revenue			(485)
Other current assets (liabilities), net			28
Net assets acquired			$ 10,101